FINANCIAL ASSETS AND LIABILITIES - Loans, borrowings and debentures - Additional information (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Unused line of credit	R$ 3,052,287	R$ 3,648,023
Lessee’s incremental borrowing rate applied to the lease liabilities	10.90%	14.20%
Period of lease term of short-term leases	12 months
Lease liabilities	R$ 3,532,158	R$ 3,267,678	R$ 3,001,847
Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	7.20%	5.32%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Hedged risk position percentage	60.00%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Hedged risk position percentage	140.00%
CLI [Member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 44,813
CDI | Weighted average
Disclosure of detailed information about borrowings [line items]
Interest Rate	13.65%	9.15%
Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Description of estimated interest rate increase for non-compliance for fulfilment of environment goals	25
Estimated interest rate increase for non-compliance for fulfilment of environment goals	4.45%
Cosan Lubrificantes S.R.L [member] | CLI [Member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	0.18%
Firstrate Banks [Member] | CLI [Member]
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	3.90%
Secured | Rumo S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance of bank guarantees contracted	R$ 3,037,453	R$ 3,328,076
Secured | Rumo S.A. [member] | Weighted average
Disclosure of detailed information about borrowings [line items]
Bank guarantee rate	0.66%